Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	€ 1,103	€ 854	€ 875
Depreciation	99	101	87
Impairment charges / (reversals) on financial assets, excluding receivables	(45)	262	60
Impairment charges / (reversals) on non-financial assets and receivables	60	128	109
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	929	637	687
Depreciation	56	56	44
Impairment charges / (reversals) on financial assets, excluding receivables	(23)	151	(12)
Impairment charges / (reversals) on non-financial assets and receivables	37	72	3
Operating segments [member] | The Netherlands [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights			4
Depreciation	20	20	18
Impairment charges / (reversals) on financial assets, excluding receivables	(14)	86	72
Impairment charges / (reversals) on non-financial assets and receivables	12	21	94
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	113	119	117
Depreciation	6	9	12
Impairment charges / (reversals) on non-financial assets and receivables		17
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	1	1	2
Impairment charges / (reversals) on financial assets, excluding receivables	(8)	11
Impairment charges / (reversals) on non-financial assets and receivables	11	14	10
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Depreciation	2	2	1
Impairment charges / (reversals) on non-financial assets and receivables	1	4
Operating segments [member] | International [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	61	97	66
Depreciation	€ 15	12	11
Impairment charges / (reversals) on financial assets, excluding receivables		15	0
Impairment charges / (reversals) on non-financial assets and receivables		€ 0	€ 3